Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.89%
Communication Services - 6 .41%
Advantage Solutions, Inc.* 1,480,000 $ 5,076,400
AMC Networks, Inc.,
Class A* 223,500 1,942,215
ATN International, Inc. 50,600 1,636,404
comScore, Inc.* 15,000 101,850
Creative Realities, Inc.* 10,000 45,900
Cumulus Media, Inc.,
Class A* 43,300 56,723
EchoStar Corp., Class A*+ 335,930 8,337,783
Entravision
Communications Corp.,
Class A 260,800 539,856
Gaia, Inc.* 77,000 374,990
Gannett Co., Inc.* 797,700 4,483,074
Gray Television, Inc. 455,100 2,439,336
Harte Hanks, Inc.* 7,700 57,288
Liberty Latin America, Ltd.,
Class A* 180,000 1,724,400
Liberty Latin America, Ltd.,
Class C* 776,500 7,368,985
Marcus Corp. (The)+ 193,000 2,908,510
Outbrain, Inc.* 74,466 361,905
Saga Communications,
Inc., Class A 37,000 531,320
Scholastic Corp. 106,750 3,417,067
Sinclair, Inc.+ 284,746 4,356,614
Sphere Entertainment
Co.*+ 170,000 7,510,600
TEGNA, Inc.+ 450,000 7,101,000
Telephone and Data
Systems, Inc. 453,800 10,550,850
Townsquare Media, Inc.,
Class A 109,900 1,116,584
United States Cellular
Corp.* 125,400 6,853,110
WideOpenWest, Inc.* 100,600 528,150
Ziff Davis, Inc.* 40,000 1,946,400
81,367,314
Consumer Discretionary - 15 .30%
1-800-Flowers.com, Inc.,
Class A*+ 291,400 2,310,802
Abercrombie & Fitch Co.,
Class A* 23,600 3,301,640
Adient PLC* 235,000 5,303,950
aka Brands Holding Corp.* 1,000 23,610
A-Mark Precious Metals,
Inc. 10,000 441,600
AMCON Distributing Co. 2,450 355,127
American Axle &
Manufacturing Holdings,
Inc.* 463,996 2,867,495
Industry Company Shares Value
Consumer Discretionary (continued)
American Outdoor Brands,
Inc.* 49,500 $ 456,390
American Public
Education, Inc.* 61,100 901,225
AMMO, Inc.* 606,200 866,866
Ark Restaurants Corp. 8,500 101,915
Bally's Corp.* 90,000 1,552,500
Bassett Furniture
Industries, Inc. 21,900 316,455
Beazer Homes USA, Inc.* 147,500 5,040,075
Big 5 Sporting Goods
Corp. 113,700 237,633
Biglari Holdings, Inc.,
Class B* 6,200 1,066,462
Chegg, Inc.* 9,800 17,346
China Automotive
Systems, Inc. 136,350 627,210
Citi Trends, Inc.* 13,900 255,343
Clarus Corp. 114,400 514,800
Container Store Group,
Inc. (The)* 110 1,019
Crown Crafts, Inc. 75,850 364,080
Dana, Inc. 531,600 5,613,696
Designer Brands, Inc.,
Class A+ 269,500 1,988,910
Destination XL Group, Inc.* 169,544 498,459
Duluth Holdings, Inc.,
Class B* 98,300 369,608
El Pollo Loco Holdings,
Inc.* 158,300 2,168,710
Escalade, Inc. 5,200 73,164
Ethan Allen Interiors, Inc. 3,500 111,615
Flanigan's Enterprises, Inc. 14,000 369,600
Flexsteel Industries, Inc. 20,159 892,842
Foot Locker, Inc. 255,000 6,589,200
Genesco, Inc.* 45,000 1,222,650
GigaCloud Technology,
Inc., Class A*+ 178,700 4,106,526
G-III Apparel Group, Ltd.* 232,500 7,095,900
Good Times Restaurants,
Inc.* 106,000 288,320
Guess?, Inc.+ 225,000 4,529,250
Hamilton Beach Brands
Holding Co., Class A 44,900 1,366,307
Haverty Furniture Cos., Inc. 74,400 2,043,768
Holley, Inc.* 311,300 918,335
Hooker Furnishings Corp. 51,000 922,080
Hovnanian Enterprises,
Inc., Class A* 27,389 5,597,490
JAKKS Pacific, Inc.* 62,300 1,589,896
Johnson Outdoors, Inc.,
Class A 1,959 70,916

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Kandi Technologies Group,
Inc.* 135,700 $ 279,542
Kohl's Corp.+ 385,000 8,123,500
Lands' End, Inc.* 25,100 433,477
Landsea Homes Corp.* 214,729 2,651,903
Latham Group, Inc.* 402,300 2,735,640
La-Z-Boy, Inc. 166,000 7,126,380
Legacy Housing Corp.* 3,331 91,103
Lifetime Brands, Inc. 116,850 764,199
Live Ventures, Inc.* 15,550 240,559
Lovesac Co. (The)*+ 31,000 888,150
Lulu's Fashion Lounge
Holdings, Inc.* 25,000 40,000
M/I Homes, Inc.* 74,700 12,800,592
MarineMax, Inc.* 6,400 225,728
MasterCraft Boat
Holdings, Inc.*+ 51,600 939,636
Motorcar Parts of America,
Inc.* 94,121 695,554
Movado Group, Inc. 54,200 1,008,120
ODP Corp. (The)* 145,000 4,313,750
OneWater Marine, Inc.,
Class A*+ 4,900 117,159
Patrick Industries, Inc.+ 90,000 12,813,300
Perdoceo Education Corp. 312,879 6,958,429
Phinia, Inc. 199,000 9,159,970
Rocky Brands, Inc. 27,200 866,592
Sally Beauty Holdings,
Inc.* 377,448 5,121,969
Shoe Carnival, Inc. 104,500 4,582,325
Smith & Wesson Brands,
Inc. 9,400 122,012
Solo Brands, Inc., Class A* 165,000 232,650
Sportsman's Warehouse
Holdings, Inc.* 38,300 103,793
Standard Motor Products,
Inc. 81,600 2,709,120
Strattec Security Corp.* 12,012 512,432
Superior Group of Cos.,
Inc. 38,000 588,620
Tilly's, Inc., Class A* 1,600 8,160
Topgolf Callaway Brands
Corp.*+ 500,000 5,490,000
Traeger, Inc.* 497,300 1,830,064
Unifi, Inc.* 54,273 398,364
Universal Electronics, Inc.* 15,760 145,465
Universal Technical
Institute, Inc.* 221,400 3,599,964
Vera Bradley, Inc.* 130,600 713,076
Vista Outdoor, Inc.* 267,191 10,468,543
VOXX International
Corp.*+ 62,100 394,956
Industry Company Shares Value
Consumer Discretionary (continued)
Weyco Group, Inc. 40,000 $ 1,361,600
Winnebago Industries,
Inc.+ 121,481 7,059,261
194,066,442
Consumer Staples - 3 .66%
Andersons, Inc. (The) 160,438 8,044,361
B&G Foods, Inc.+ 217,000 1,926,960
Central Garden & Pet
Co.*+ 28,000 1,021,160
Central Garden & Pet Co.,
Class A* 195,700 6,144,980
Coffee Holding Co., Inc.* 1,000 3,230
Dole PLC 477,500 7,778,475
Edgewell Personal Care
Co. 52,600 1,911,484
Fresh Del Monte Produce,
Inc. 191,477 5,656,231
HF Foods Group, Inc.* 13,826 49,359
Ingles Markets, Inc.,
Class A 63,400 4,729,640
Mannatech, Inc.* 8,378 64,929
Natural Alternatives
International, Inc.* 18,100 103,713
Natural Grocers by Vitamin
Cottage, Inc. 81,100 2,407,859
Nature's Sunshine
Products, Inc.* 6,593 89,797
Seneca Foods Corp.,
Class A* 20,900 1,302,697
SpartanNash Co. 110,946 2,486,300
Village Super Market, Inc.,
Class A 65,750 2,090,192
Weis Markets, Inc. 8,941 616,303
46,427,670
Energy - 10 .01%
Adams Resources &
Energy, Inc. 19,000 513,000
Amplify Energy Corp.* 174,600 1,140,138
Archrock, Inc. 8,816 178,436
Ardmore Shipping Corp. 216,400 3,916,840
Barnwell Industries, Inc. 15,500 35,030
Berry Corp. 188,400 968,376
Bristow Group, Inc.* 64,033 2,221,305
Crescent Energy Co.,
Class A 790,655 8,657,672
Delek US Holdings, Inc. 267,000 5,006,250
Diversified Energy Co.
PLC 147,500 1,678,550
DMC Global, Inc.* 115,000 1,492,700

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Dorian LPG, Ltd. 211,300 $ 7,272,946
Epsilon Energy, Ltd. 90,000 527,400
Forum Energy
Technologies, Inc.* 28,900 446,794
FutureFuel Corp. 195,300 1,122,975
Geospace Technologies
Corp.*+ 62,016 641,245
Gran Tierra Energy, Inc.* 150,000 940,500
Gulf Island Fabrication,
Inc.* 20,000 112,800
Gulfport Energy Corp.* 44,600 6,750,210
Hallador Energy Co.* 255,000 2,404,650
Innovex International, Inc.* 14,800 217,264
Mammoth Energy
Services, Inc.* 185,000 756,650
NACCO Industries, Inc.,
Class A 41,945 1,189,141
Natural Gas Services
Group, Inc.* 114,752 2,192,911
NCS Multistage Holdings,
Inc.* 10,000 199,900
Oil States International,
Inc.* 245,700 1,130,220
Par Pacific Holdings, Inc.* 247,400 4,354,240
PHX Minerals, Inc. 129,800 438,724
PrimeEnergy Resources
Corp.* 41 5,650
ProFrac Holding Corp.,
Class A*+ 472,500 3,208,275
ProPetro Holding Corp.* 480,000 3,676,800
Ranger Energy Services,
Inc. 113,850 1,355,953
REX American Resources
Corp.* 90,900 4,207,761
Ring Energy, Inc.* 924,500 1,479,200
RPC, Inc.+ 737,000 4,687,320
SandRidge Energy, Inc. 100,550 1,229,727
SEACOR Marine
Holdings, Inc.* 16,390 158,163
Select Water Solutions,
Inc. 381,300 4,243,869
SFL Corp., Ltd. 731,000 8,457,670
Smart Sand, Inc.* 220,500 434,385
Solaris Energy
Infrastructure, Inc. 68,593 875,247
Talos Energy, Inc.*+ 673,400 6,969,690
Teekay Corp.* 590,000 5,428,000
Teekay Tankers, Ltd.,
Class A 167,000 9,727,750
US Energy Corp.* 27,000 31,050
VAALCO Energy, Inc. 472,200 2,710,428
Vital Energy, Inc.* 135,700 3,650,330
Industry Company Shares Value
Energy (continued)
World Kinect Corp. 255,600 $ 7,900,596
126,944,731
Financials - 34 .40%
1st Source Corp. 85,000 5,089,800
Acacia Research Corp.*+ 45,000 209,700
ACNB Corp.+ 51,400 2,244,638
Alerus Financial Corp. 55,000 1,258,400
Amalgamated Financial
Corp. 129,930 4,075,904
Ambac Financial Group,
Inc.* 110,000 1,233,100
AmeriServ Financial, Inc. 78,000 203,580
Ames National Corp. 1,008 18,376
Associated Capital Group,
Inc., Class A 1,000 35,420
Atlanticus Holdings Corp.* 1,610 56,479
Auburn National BanCorp,
Inc. 12,000 274,800
Banc of California, Inc. 267,463 3,939,730
Banco Latinoamericano de
Comercio Exterior SA,
Class E 133,400 4,334,166
Bank of Marin Bancorp 15,047 302,294
Bank of NT Butterfield &
Son, Ltd. (The) 25,000 922,000
Bank of the James
Financial Group, Inc. 13,000 178,620
Bank7 Corp. 51,500 1,929,705
BankFinancial Corp. 44,100 537,138
BankUnited, Inc. 264,764 9,648,000
Bankwell Financial Group,
Inc. 15,000 449,250
Banner Corp. 83,127 4,951,044
Bar Harbor Bankshares 50,966 1,571,791
BayCom Corp. 38,313 908,784
BCB Bancorp, Inc. 42,000 518,280
Berkshire Hills Bancorp,
Inc. 115,000 3,096,950
BM Technologies, Inc.* 20,500 69,700
Bread Financial Holdings,
Inc. 190,500 9,063,990
Bridgewater Bancshares,
Inc.* 57,500 814,775
Brookline Bancorp, Inc. 200,000 2,018,000
Burke & Herbert Financial
Services Corp. 173 10,551
Business First Bancshares,
Inc. 85,800 2,202,486
Byline Bancorp, Inc. 149,800 4,010,146
C&F Financial Corp. 13,600 793,560
California BanCorp* 47,700 705,483

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Camden National Corp. 39,100 $ 1,615,612
Capital Bancorp, Inc.+ 73,950 1,901,254
Capital City Bank Group,
Inc. 37,172 1,311,800
Carter Bankshares, Inc.* 60,485 1,051,834
CB Financial Services, Inc. 20,400 570,384
Central Pacific Financial
Corp. 67,000 1,977,170
CF Bankshares, Inc. 19,000 411,350
Chemung Financial Corp. 19,500 936,390
ChoiceOne Financial
Services, Inc.+ 28,500 880,935
Citizens Community
Bancorp, Inc. 52,500 743,925
Citizens Financial
Services, Inc. 2,448 143,820
Citizens, Inc.*+ 169,500 613,590
Civista Bancshares, Inc. 32,523 579,560
CNB Financial Corp. 64,300 1,547,058
Coastal Financial Corp.*+ 6,500 350,935
Colony Bankcorp, Inc.+ 56,010 869,275
Community Trust Bancorp,
Inc. 60,000 2,979,600
Community West
Bancshares 95,030 1,830,278
ConnectOne Bancorp, Inc. 114,446 2,866,872
Consumer Portfolio
Services, Inc.* 146,650 1,375,577
CrossFirst Bankshares,
Inc.* 184,100 3,072,629
Customers Bancorp, Inc.* 79,591 3,697,002
Dime Community
Bancshares, Inc. 104,112 2,998,426
Donegal Group, Inc.,
Class A 92,300 1,360,502
Eagle Bancorp Montana,
Inc. 21,000 331,590
Eagle Bancorp, Inc. 45,070 1,017,681
Encore Capital Group,
Inc.* 67,500 3,190,725
Enova International, Inc.* 105,407 8,832,053
Enterprise Bancorp, Inc. 39,375 1,258,425
Enterprise Financial
Services Corp. 110,400 5,659,104
Equity Bancshares, Inc.,
Class A 81,000 3,311,280
ESSA Bancorp, Inc. 44,700 859,134
Evans Bancorp, Inc. 8,000 311,760
EZCORP, Inc., Class A* 416,200 4,665,602
Farmers National Banc
Corp. 968 14,636
FB Financial Corp. 136,600 6,410,638
Industry Company Shares Value
Financials (continued)
Federal Agricultural
Mortgage Corp., Class C 26,600 $ 4,985,106
Fidelis Insurance Holdings,
Ltd. 142,000 2,564,520
Financial Institutions, Inc. 70,000 1,782,900
Finwise Bancorp* 30,700 478,920
First Bancorp, Inc. (The) 1,000 26,320
First Bancshares, Inc.
(The) 79,400 2,551,122
First Bank 85,230 1,295,496
First Busey Corp. 184,000 4,787,680
First Business Financial
Services, Inc. 45,400 2,069,786
First Capital, Inc. 15,035 525,624
First Financial Bancorp 287,000 7,241,010
First Financial Corp. 39,362 1,726,024
First Financial Northwest,
Inc.+ 17,882 402,703
First Guaranty Bancshares,
Inc. 22,972 244,652
First Internet Bancorp 2,000 68,520
First Merchants Corp. 190,600 7,090,320
First Mid Bancshares, Inc. 51,500 2,003,865
First National Corp.+ 33,800 591,500
First Northwest Bancorp 11,787 126,121
First of Long Island Corp.
(The) 38,200 491,634
First Savings Financial
Group, Inc. 20,700 492,867
First United Corp. 29,176 870,612
First US Bancshares, Inc. 6,468 74,899
First Western Financial,
Inc.* 2,500 50,000
Flushing Financial Corp. 68,497 998,686
Franklin Financial Services
Corp. 30,700 924,991
FS Bancorp, Inc. 39,000 1,735,110
FVCBankcorp, Inc.* 42,499 554,612
Great Elm Group, Inc.* 4,500 8,595
Green Dot Corp., Class A* 45,000 526,950
Guild Holdings Co.,
Class A 225,001 3,741,767
Hanmi Financial Corp. 68,558 1,275,179
Hanover Bancorp, Inc. 13,924 249,100
HarborOne Bancorp, Inc. 112,400 1,458,952
Hawthorn Bancshares, Inc. 28,404 710,952
Heartland Financial USA,
Inc. 119,700 6,786,990
Hennessy Advisors, Inc. 7,000 69,650
Heritage Commerce Corp. 132,464 1,308,744
Heritage Financial Corp. 122,500 2,666,825

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Heritage Insurance
Holdings, Inc.* 97,100 $ 1,188,504
Hilltop Holdings, Inc. 152,000 4,888,320
HMN Financial, Inc. 23,800 664,020
Home Bancorp, Inc. 30,494 1,359,423
Hope Bancorp, Inc. 374,800 4,707,488
Horace Mann Educators
Corp. 153,100 5,350,845
Horizon Bancorp, Inc. 112,667 1,751,972
Independent Bank Corp. 123,100 5,394,385
Independent Bank Group,
Inc. 39,350 2,268,921
Investar Holding Corp. 43,000 834,200
Investors Title Co. 5,494 1,262,521
James River Group
Holdings, Ltd. 50,000 313,500
Kearny Financial Corp. 86,462 593,994
Landmark Bancorp, Inc. 17,707 357,504
LCNB Corp.+ 46,500 700,755
LendingTree, Inc.* 15,000 870,450
loanDepot, Inc., Class A* 912,664 2,491,573
Logan Ridge Finance
Corp. 12,600 308,070
Magyar Bancorp, Inc. 1,000 12,320
MainStreet Bancshares,
Inc. 24,300 448,335
Medallion Financial Corp. 39,800 323,972
Mercantile Bank Corp. 47,300 2,067,956
Merchants Bancorp 82,211 3,696,207
Mercury General Corp. 29,500 1,857,910
Meridian Corp. 43,800 553,632
Metrocity Bankshares, Inc. 9,291 284,490
Metropolitan Bank Holding
Corp.* 23,300 1,225,114
Mid Penn Bancorp, Inc. 26,603 793,567
Middlefield Banc Corp. 34,000 979,200
Midland States Bancorp,
Inc. 73,700 1,649,406
MidWestOne Financial
Group, Inc. 49,260 1,405,388
MVB Financial Corp. 32,600 631,136
National Bank Holdings
Corp., Class A 30,000 1,263,000
Navient Corp. 450,000 7,015,500
Northeast Community
Bancorp, Inc. 53,139 1,405,527
Northfield Bancorp, Inc. 114,800 1,331,680
Northrim BanCorp, Inc. 30,800 2,193,576
Northwest Bancshares,
Inc. 337,700 4,518,426
Oak Valley Bancorp 40,000 1,062,800
OceanFirst Financial Corp. 150,323 2,794,505
Industry Company Shares Value
Financials (continued)
Ohio Valley Banc Corp. 15,700 $ 380,568
Old Point Financial Corp. 159 3,072
Old Second Bancorp, Inc. 132,603 2,067,281
Onity Group, Inc.* 42,501 1,357,482
OP Bancorp 91,900 1,146,912
Oportun Financial Corp.* 50,000 140,500
Oppenheimer Holdings,
Inc., Class A 49,493 2,532,062
OptimumBank Holdings,
Inc.* 15,000 68,550
Origin Bancorp, Inc. 77,522 2,493,108
Orrstown Financial
Services, Inc. 81,143 2,917,902
Parke Bancorp, Inc. 50,099 1,047,069
Pathfinder Bancorp, Inc. 10,200 162,894
Pathward Financial, Inc. 5,181 341,998
Patriot National Bancorp,
Inc.* 15,182 28,846
Paysafe, Ltd.*+ 218,900 4,909,927
PCB Bancorp 58,600 1,101,094
Peapack-Gladstone
Financial Corp. 43,894 1,203,135
Penns Woods Bancorp,
Inc. 23,229 552,502
Peoples Bancorp of North
Carolina, Inc. 27,617 701,196
Peoples Bancorp, Inc. 152,470 4,587,822
Peoples Financial Services
Corp. 22,900 1,073,552
Pioneer Bancorp, Inc.* 82,600 906,122
Plumas Bancorp 2,000 81,560
Preferred Bank 20,833 1,671,848
Premier Financial Corp. 80,300 1,885,444
Primis Financial Corp. 6,600 80,388
Princeton Bancorp, Inc. 34,480 1,275,070
PROG Holdings, Inc. 4,500 218,205
Provident Bancorp, Inc.* 4,600 49,634
Provident Financial
Holdings, Inc. 26,600 381,710
Provident Financial
Services, Inc. 132,631 2,461,631
QCR Holdings, Inc. 61,000 4,515,830
RBB Bancorp 65,883 1,516,627
Red River Bancshares,
Inc.+ 200 10,400
Regional Management
Corp. 56,100 1,835,031
Renasant Corp. 203,280 6,606,600
Repay Holdings Corp.* 100,000 816,000
Republic Bancorp, Inc.,
Class A 49,362 3,223,339
Rhinebeck Bancorp, Inc.* 15,000 138,750

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Richmond Mutual
BanCorp, Inc.+ 25,000 $ 322,500
Riverview Bancorp, Inc. 119,500 562,845
Runway Growth Finance
Corp.+ 78,400 806,736
S&T Bancorp, Inc. 149,601 6,278,754
Sandy Spring Bancorp,
Inc. 72,450 2,272,756
SB Financial Group, Inc. 35,490 729,674
Security National Financial
Corp., Class A* 59,506 547,455
Shore Bancshares, Inc. 102,844 1,438,788
Sierra Bancorp 53,000 1,530,640
Simmons First National
Corp., Class A 307,800 6,630,012
SiriusPoint, Ltd.* 697,100 9,996,414
SmartFinancial, Inc. 56,500 1,646,410
South Plains Financial, Inc. 99,700 3,381,824
Southern First Bancshares,
Inc.* 22,038 751,055
Southern Missouri
Bancorp, Inc. 11,000 621,390
Southern States
Bancshares, Inc. 35,000 1,075,550
Southside Bancshares,
Inc. 29,500 986,185
Stellar Bancorp, Inc. 104,200 2,697,738
Stewart Information
Services Corp. 103,814 7,759,058
Summit State Bank 21,000 177,450
SWK Holdings Corp.* 30,405 525,702
Third Coast Bancshares,
Inc.* 58,000 1,552,660
Timberland Bancorp, Inc. 47,900 1,449,454
Tiptree, Inc. 177,200 3,467,804
Towne Bank 120,600 3,987,036
TriCo Bancshares 15,900 678,135
TrustCo Bank Corp. NY 46,680 1,543,708
Trustmark Corp. 185,500 5,902,610
Union Bankshares, Inc. 139 3,604
United Bancorp, Inc. 8,400 110,292
United Fire Group, Inc. 53,100 1,111,383
United Security
Bancshares 50,000 435,500
Unity Bancorp, Inc. 43,867 1,494,110
Universal Insurance
Holdings, Inc. 91,617 2,030,233
Univest Financial Corp. 123,179 3,466,257
US Global Investors, Inc.,
Class A 48,500 125,130
Velocity Financial, Inc.*+ 156,650 3,071,906
Veritex Holdings, Inc. 139,380 3,668,482
Industry Company Shares Value
Financials (continued)
Virtus Investment Partners,
Inc. 6,232 $ 1,305,292
WaFd, Inc. 227,252 7,919,732
Washington Trust
Bancorp, Inc. 7,700 248,017
Waterstone Financial, Inc. 37,000 543,900
WesBanco, Inc. 134,000 3,990,520
Western New England
Bancorp, Inc. 83,597 710,574
Westwood Holdings
Group, Inc. 26,452 375,618
World Acceptance Corp.* 20,100 2,371,398
436,398,394
Health Care - 3 .24%
AdaptHealth Corp.* 470,000 5,278,100
American Shared Hospital
Services* 8,500 25,925
Avanos Medical, Inc.* 81,917 1,968,466
Aytu BioPharma, Inc.* 1,500 3,525
CareCloud, Inc.* 54,200 143,088
Cross Country Healthcare,
Inc.* 105,800 1,421,952
Enhabit, Inc.* 184,300 1,455,970
FONAR Corp.* 30,300 490,557
Fulgent Genetics, Inc.* 27,708 602,095
Innoviva, Inc.*+ 229,190 4,425,659
Kiora Pharmaceuticals,
Inc.* 2,000 7,320
Multiplan Corp.*+ 2 15
Ocuphire Pharma, Inc.* 80,400 105,324
OraSure Technologies,
Inc.* 299,000 1,276,730
Owens & Minor, Inc.* 293,600 4,606,584
Pacira BioSciences, Inc.* 129,300 1,945,965
Pediatrix Medical Group,
Inc.* 265,000 3,071,350
Premier, Inc., Class A+ 312,400 6,248,000
ProPhase Labs, Inc.* 5,000 12,100
Retractable Technologies,
Inc.* 9,430 7,262
SCYNEXIS, Inc.* 186,000 277,140
Spero Therapeutics, Inc.* 50,000 67,000
Vanda Pharmaceuticals,
Inc.* 25,100 117,719
Varex Imaging Corp.* 124,200 1,480,464
Voyager Therapeutics,
Inc.*+ 138,000 807,300
XBiotech, Inc.* 20,000 154,600

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Zymeworks, Inc.* 406,900 $ 5,106,595
41,106,805
Industrials - 15 .67%
ACCO Brands Corp. 381,300 2,085,711
Air Industries Group* 9 50
Air Transport Services
Group, Inc.* 205,000 3,318,950
Allegiant Travel Co.+ 45,200 2,488,712
Alpha Pro Tech, Ltd.* 24,124 137,507
American Woodmark
Corp.* 83,400 7,793,730
Avalon Holdings Corp.,
Class A* 16,900 43,095
AZZ, Inc. 36,600 3,023,526
BGSF, Inc. 45,100 379,742
BlueLinx Holdings, Inc.* 45,000 4,743,900
BrightView Holdings, Inc.* 454,500 7,153,830
Caesarstone, Ltd.* 123,177 561,687
CBAK Energy Technology,
Inc.* 360,000 450,000
Civeo Corp. 77,255 2,116,787
Commercial Vehicle
Group, Inc.* 128,600 417,950
CompX International, Inc. 1,000 29,210
Concrete Pumping
Holdings, Inc.* 313,000 1,812,270
Conduent, Inc.* 684,200 2,757,326
Costamare, Inc. 570,400 8,966,688
Covenant Logistics Group,
Inc. 85,400 4,512,536
Deluxe Corp. 187,000 3,644,630
DLH Holdings Corp.* 15,891 148,740
DNOW, Inc.* 510,000 6,594,300
Eastern Co. (The)+ 29,601 960,552
Enviri Corp.* 387,580 4,007,577
Genco Shipping & Trading,
Ltd. 230,900 4,502,550
Golden Ocean Group, Ltd. 688,400 9,210,792
Greenbrier Cos., Inc.
(The)+ 151,500 7,709,835
Greenland Technologies
Holding Corp.* 5,000 12,350
Heartland Express, Inc. 268,000 3,291,040
Heidrick & Struggles
International, Inc. 18,000 699,480
Hurco Cos., Inc. 2,060 43,404
JELD-WEN Holding, Inc.* 381,200 6,026,772
JetBlue Airways Corp.*+ 1,157,500 7,593,200
Kelly Services, Inc.,
Class A 139,383 2,984,190
Industry Company Shares Value
Industrials (continued)
Limbach Holdings, Inc.*+ 3,000 $ 227,280
Manitowoc Co., Inc. (The)* 130,000 1,250,600
Mastech Digital, Inc.* 1,000 10,000
Masterbrand, Inc.* 570,000 10,567,800
Mayville Engineering Co.,
Inc.* 97,810 2,061,835
MillerKnoll, Inc.+ 322,000 7,972,720
Mistras Group, Inc.* 137,050 1,558,258
MRC Global, Inc.* 100,000 1,274,000
NL Industries, Inc. 66,962 497,528
NN, Inc.* 137,500 536,250
Northwest Pipe Co.* 50,000 2,256,500
Orion Group Holdings,
Inc.* 65,422 377,485
PAM Transportation
Services, Inc.* 94,220 1,743,070
Pangaea Logistics
Solutions, Ltd.+ 296,300 2,142,249
Park-Ohio Holdings Corp. 22,484 690,259
Perma-Pipe International
Holdings, Inc.* 14,000 181,720
Preformed Line Products
Co. 1,000 128,080
Proto Labs, Inc.* 38,200 1,121,934
Quad/Graphics, Inc. 306,500 1,391,510
Quanex Building Products
Corp. 126,700 3,515,925
Radiant Logistics, Inc.* 175,250 1,126,858
Resources Connection,
Inc. 120,500 1,168,850
Safe Bulkers, Inc. 542,100 2,808,078
Servotronics, Inc.* 1,500 16,950
SkyWest, Inc.* 160,000 13,603,200
Steel Connect, Inc.* 42 443
Steelcase, Inc., Class A 495,000 6,677,550
Sun Country Airlines
Holdings, Inc.* 198,800 2,228,548
Titan International, Inc.*+ 239,200 1,944,696
TrueBlue, Inc.* 7,150 56,413
Tutor Perini Corp.* 275,000 7,469,000
Universal Logistics
Holdings, Inc. 115,189 4,965,798
Wabash National Corp. 87,700 1,682,963
Willis Lease Finance Corp. 35,400 5,267,874
198,744,843
Information Technology - 3 .95%
Alpha & Omega
Semiconductor, Ltd.* 7,144 265,186
Benchmark Electronics,
Inc. 133,085 5,898,327

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Daktronics, Inc.* 211,100 $ 2,725,301
Data Storage Corp.* 2,266 8,543
E2open Parent Holdings,
Inc.* 769,600 3,393,936
Eastman Kodak Co.* 298,000 1,406,560
Key Tronic Corp.* 17,000 97,240
Kimball Electronics, Inc.* 77,200 1,428,972
Methode Electronics, Inc. 16,000 191,360
NCR Voyix Corp.* 525,000 7,124,250
NETGEAR, Inc.* 132,900 2,665,974
Photronics, Inc.* 206,050 5,101,798
Richardson Electronics,
Ltd. 15,000 185,100
ScanSource, Inc.* 104,301 5,009,577
SigmaTron International,
Inc.* 2,000 5,700
Synchronoss
Technologies, Inc.* 2,000 29,770
Taitron Components, Inc.,
Class A 10,000 29,100
Trio-Tech International* 21,800 120,772
TTM Technologies, Inc.* 490,653 8,954,417
Upland Software, Inc.* 25,000 62,250
WidePoint Corp.* 11,000 38,940
Xerox Holdings Corp.+ 512,500 5,319,750
50,062,823
Materials - 5 .16%
AdvanSix, Inc. 100,700 3,059,266
Alto Ingredients, Inc.* 302,000 486,220
Ascent Industries Co.* 39,525 383,393
Caledonia Mining Corp.
PLC 9,200 137,632
Clearwater Paper Corp.* 91,650 2,615,691
Core Molding
Technologies, Inc.* 37,900 652,259
Ecovyst, Inc.* 150,000 1,027,500
Friedman Industries, Inc. 20,300 325,206
Intrepid Potash, Inc.* 56,856 1,364,544
Koppers Holdings, Inc. 75,953 2,774,563
Kronos Worldwide, Inc. 800 9,960
Mativ Holdings, Inc. 165,000 2,803,350
Mercer International, Inc. 141,250 956,262
Metallus, Inc.* 229,000 3,396,070
Olympic Steel, Inc. 47,267 1,843,413
Pactiv Evergreen, Inc. 762,643 8,778,021
Radius Recycling, Inc. 92,800 1,720,512
Ramaco Resources, Inc.,
Class A+ 1,400 16,380
Ranpak Holdings Corp.* 296,000 1,932,880
Industry Company Shares Value
Materials (continued)
Rayonier Advanced
Materials, Inc.* 296,091 $ 2,534,539
Ryerson Holding Corp. 90,000 1,791,900
SunCoke Energy, Inc. 497,700 4,320,036
Tronox Holdings PLC 578,000 8,456,140
Universal Stainless & Alloy
Products, Inc.* 40,000 1,545,200
Valhi, Inc. 93,527 3,120,996
Warrior Met Coal, Inc. 146,992 9,392,789
65,444,722
Real Estate - 2 .09%
AMREP Corp.* 52,000 1,543,880
Anywhere Real Estate,
Inc.* 195,000 990,600
Forestar Group, Inc.* 224,800 7,276,776
Newmark Group, Inc.,
Class A 705,000 10,948,650
Opendoor Technologies,
Inc.*+ 2,325,000 4,650,000
RE/MAX Holdings, Inc.,
Class A 91,400 1,137,930
Transcontinental Realty
Investors, Inc.* 1,400 40,306
26,588,142
TOTAL COMMON STOCKS - 99.89% 1,267,151,886
(Cost $947,286,146)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%+ 221 3,856
TOTAL PREFERRED STOCK - 0.00% 3,856
(Cost $4,597)
.
Rights - 0.01%
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 5,000 1,350
Resolute Forest Products,
Inc., CVR, expiring
12/31/49*
∆
# 335,500 97,295
TOTAL RIGHTS - 0.01% 98,645
(Cost $ — )

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.11%
Fidelity Investments Money
Market Government
Portfolio Class I 4.83% 1,457,803
$ 1,457,803
TOTAL MONEY MARKET FUND - 0.11% 1,457,803
(Cost $1,457,803)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.15%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.88% 14,610,949
14,610,949
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.15% 14,610,949
(Cost $14,610,949)
TOTAL INVESTMENTS
-
101.16%
$ 1,283,323,139
(Cost $963,359,495)
Liabilities in Excess of Other Assets - (1.16%) (14,689,314)
NET ASSETS - 100.00% $ 1,268,633,825
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2024.
^ Rate disclosed as of September 30, 2024.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $98,645, which is 0.01% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2024. Total loaned securities had a value of
$92,762,666 as of September 30, 2024.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Consumer Discretionary $ 193,696,842 $ 369,600 $ – $ 194,066,442
Other Industries (a) 1,073,085,444 – – 1,073,085,444
Total Common Stocks 1,266,782,286 369,600 – 1,267,151,886
Preferred Stock 3,856 – – 3,856
Rights – – 98,645 98,645
Money Market Fund 1,457,803 – – 1,457,803
Investments Purchased With Cash Proceeds From Securities
Lending 14,610,949 – – 14,610,949
TOTAL
$1,282,854,894 $369,600 $98,645 $1,283,323,139
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2024 (Unaudited)
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2024 $ 98,645
Purchases/Issuances –
Sales/Expirations –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2024 $ 98,645
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2024 $ –